Consolidated Statements of Comprehensive Income and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Earnings(loss) per common share- basic and diluted	$ (1.08)	$ (0.46)	$ 0.79
Weighted average shares- basic and diluted	2,376,764	2,374,795	2,000,000